Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On:		(in thousands)
Year	Summary Compensation Table Total for CEO - Lanigan (1)	Summary Compensation Table Total for CEO - Howes (1)	Compensation Actually Paid to CEO - Lanigan (2)	Compensation Actually Paid to CEO - Howes (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)	TSR (4)	Peer Group TSR (5)	Net Income (Loss)	Consolidated EBITDA (6)
2022	$3,045,909	$1,545,166	$3,448,269	$2,504,293	$1,402,178	$1,692,685	$66.18	$107.11	$(20,834)	$66,715
2021	N/A	$3,830,170	N/A	$4,308,180	$1,314,128	$1,501,135	$46.89	$67.34	$(25,526)	$39,352
2020	N/A	$3,174,385	N/A	$1,525,399	$929,862	$186,973	$30.62	$56.62	$(80,696)	$(9,665)

Company Selected Measure Name	Consolidated Earnings before Interest, Taxes, Depreciation and Amortization (EBITDA)
Named Executive Officers, Footnote [Text Block]	The dollar amounts shown represent the total compensation reported for our CEO, Mr. Lanigan and Mr. Howes for 2022, and Mr. Howes for 2021 and 2020, in the Summary Compensation Table for fiscal years 2022, 2021 and 2020. Reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this Proxy Statement. For 2022, reflects compensation information for Mr. Piontek, Mr. Earle, Mr. Paterson, and Ms. Briggs. For 2021 and 2020, reflects compensation information for Mr. Lanigan, Mr. Piontek, Mr. Earle, and Mr. Paterson.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Philadelphia Oil Service Index (OSX), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the years ended December 31, 2022, 2021, and 2020. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the OSX, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate “Compensation Actually Paid”, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. “Compensation Actually Paid” does not necessarily represent cash and/or equity value paid to or earned by the applicable NEO, but rather is a value calculated under applicable SEC rules. Since the Company does not provide any qualified or non-qualified defined benefit pension plans or other post-employment defined benefit plans to our executive officers, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine “Compensation Actually Paid”. In accordance with SEC requirements, the following adjustments were made to the applicable NEO’s total compensation for each year to determine the “Compensation Actually Paid”:

Year	Executive(s)	Summary Compensation Table Total	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid
2022	CEO - Lanigan	$3,045,909	$(1,339,671)	$1,742,031	$3,448,269
	CEO - Howes	$1,545,166	$—	$959,127	$2,504,293
	Non-CEO NEOs (Average)	$1,402,178	$(435,498)	$726,005	$1,692,685
2021	CEO - Howes	$3,830,170	$(1,470,358)	$1,948,368	$4,308,180
	Non-CEO NEOs (Average)	$1,314,128	$(475,810)	$662,817	$1,501,135
2020	CEO - Howes	$3,174,385	$(855,800)	$(793,186)	$1,525,399
	Non-CEO NEOs (Average)	$929,862	$(245,367)	$(497,522)	$186,973
(A)  Represents the grant date fair value of the equity awards, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(B)   Represents the year-over-year change in the fair value of equity awards, as itemized in the tables below. With respect to equity award adjustments for each applicable year as disclosed in the table above, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. No awards vested in the year they were granted, and no awards were forfeited in any of the covered years. There were no dividends or other earnings paid on stock or option awards in any applicable year.

Fair Value of Equity Awards for CEO - Lanigan	2022	2021	2020
As of year-end for awards granted during the year	$1,352,709
Year-over-year increase (decrease) of unvested awards granted in prior years	$212,015
Increase (decrease) from prior fiscal year–end to vesting date for awards that vested during the year	$177,307
Total Equity Award Adjustments	$1,742,031

Fair Value of Equity Awards for CEO - Howes	2022	2021	2020
As of year-end for awards granted during the year	$—	$1,317,943	$797,639
Year-over-year increase (decrease) of unvested awards granted in prior years	$529,172	$351,275	$(881,423)
Increase (decrease) from prior fiscal year–end to vesting date for awards that vested during the year	$429,955	$279,150	$(709,402)
Total Equity Award Adjustments	$959,127	$1,948,368	$(793,186)

Fair Value of Equity Awards for Non-CEO NEOs (Average)	2022	2021	2020
As of year-end for awards granted during the year	$439,736	$451,361	$228,691
Year-over-year increase (decrease) of unvested awards granted in prior years	$158,002	$134,845	$(383,671)
Increase (decrease) from prior fiscal year–end to vesting date for awards that vested during the year	$128,267	$76,611	$(342,542)
Total Equity Award Adjustments	$726,005	$662,817	$(497,522)

Non-PEO NEO Average Total Compensation Amount	$ 1,402,178	$ 1,314,128	$ 929,862
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,692,685	1,501,135	186,973
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)   To calculate “Compensation Actually Paid”, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. “Compensation Actually Paid” does not necessarily represent cash and/or equity value paid to or earned by the applicable NEO, but rather is a value calculated under applicable SEC rules. Since the Company does not provide any qualified or non-qualified defined benefit pension plans or other post-employment defined benefit plans to our executive officers, no adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine “Compensation Actually Paid”. In accordance with SEC requirements, the following adjustments were made to the applicable NEO’s total compensation for each year to determine the “Compensation Actually Paid”:

Year	Executive(s)	Summary Compensation Table Total	Reported Value of Equity Awards (A)	Equity Award Adjustments (B)	Compensation Actually Paid
2022	CEO - Lanigan	$3,045,909	$(1,339,671)	$1,742,031	$3,448,269
	CEO - Howes	$1,545,166	$—	$959,127	$2,504,293
	Non-CEO NEOs (Average)	$1,402,178	$(435,498)	$726,005	$1,692,685
2021	CEO - Howes	$3,830,170	$(1,470,358)	$1,948,368	$4,308,180
	Non-CEO NEOs (Average)	$1,314,128	$(475,810)	$662,817	$1,501,135
2020	CEO - Howes	$3,174,385	$(855,800)	$(793,186)	$1,525,399
	Non-CEO NEOs (Average)	$929,862	$(245,367)	$(497,522)	$186,973
(A)  Represents the grant date fair value of the equity awards, as reported in the “Stock Awards” column in the Summary Compensation Table for each applicable year.
(B)   Represents the year-over-year change in the fair value of equity awards, as itemized in the tables below. With respect to equity award adjustments for each applicable year as disclosed in the table above, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. No awards vested in the year they were granted, and no awards were forfeited in any of the covered years. There were no dividends or other earnings paid on stock or option awards in any applicable year.

Fair Value of Equity Awards for CEO - Lanigan	2022	2021	2020
As of year-end for awards granted during the year	$1,352,709
Year-over-year increase (decrease) of unvested awards granted in prior years	$212,015
Increase (decrease) from prior fiscal year–end to vesting date for awards that vested during the year	$177,307
Total Equity Award Adjustments	$1,742,031

Fair Value of Equity Awards for CEO - Howes	2022	2021	2020
As of year-end for awards granted during the year	$—	$1,317,943	$797,639
Year-over-year increase (decrease) of unvested awards granted in prior years	$529,172	$351,275	$(881,423)
Increase (decrease) from prior fiscal year–end to vesting date for awards that vested during the year	$429,955	$279,150	$(709,402)
Total Equity Award Adjustments	$959,127	$1,948,368	$(793,186)

Fair Value of Equity Awards for Non-CEO NEOs (Average)	2022	2021	2020
As of year-end for awards granted during the year	$439,736	$451,361	$228,691
Year-over-year increase (decrease) of unvested awards granted in prior years	$158,002	$134,845	$(383,671)
Increase (decrease) from prior fiscal year–end to vesting date for awards that vested during the year	$128,267	$76,611	$(342,542)
Total Equity Award Adjustments	$726,005	$662,817	$(497,522)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Alignment of Compensation Actually Paid and Total Shareholder Return (TSR)
The following graph sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years. The graph also sets forth a comparison of the Company’s cumulative TSR over the three most recently completed fiscal years and the cumulative TSR of the Company’s peer group over the same period.

Compensation Actually Paid vs. Net Income [Text Block]
Alignment of Compensation Actually Paid and Net Income (Loss)
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Net Income (Loss) during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Alignment of Compensation Actually Paid and Consolidated EBITDA, as adjusted by the Compensation Committee
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Consolidated EBITDA, as adjusted by the Compensation Committee, over the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Alignment of Compensation Actually Paid and Total Shareholder Return (TSR)
The following graph sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years. The graph also sets forth a comparison of the Company’s cumulative TSR over the three most recently completed fiscal years and the cumulative TSR of the Company’s peer group over the same period.

Tabular List [Table Text Block]

Most Important Financial Performance Measures
Consolidated Earnings before Interest, Taxes, Depreciation and Amortization (EBITDA)
Consolidated Return on Net Capital Employed (RONCE)
Income After Capital Charge (IACC)
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 66.18	46.89	30.62
Peer Group Total Shareholder Return Amount	107.11	67.34	56.62
Net Income (Loss)	$ (20,834,000)	$ (25,526,000)	$ (80,696,000)
Company Selected Measure Amount	66,715,000	39,352,000	(9,665,000)
Additional 402(v) Disclosure [Text Block]
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive “Compensation Actually Paid” or “CAP” (as calculated in accordance with SEC rules) and certain Company performance for the fiscal years listed below. You should refer to “Compensation Discussion and Analysis” in this proxy statement for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
When referring to the CEO, the following table presents Mr. Lanigan and Mr. Howes for 2022, and Mr. Howes for 2021 and 2020. Effective February 28, 2022, Mr. Howes retired as Chief Executive Officer, and effective March 1, 2022, Mr. Lanigan was appointed President and Chief Executive Officer. The 2022 amounts shown for Mr. Lanigan represent total compensation for the full year, even though he was CEO for only a portion of the year.
Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019. See below for a reconciliation of Consolidated EBITDA, as adjusted by the Compensation Committee, to net income (loss), the most directly comparable GAAP financial measure. Included in the table is a reconciliation to Adjusted EBITDA. These measures should be considered in addition to, not as a substitute for, financial measures prepared in accordance with GAAP.

Consolidated	Twelve Months Ended
(In thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Net income (loss) (GAAP)	$(20,834)	$(25,526)	$(80,696)
Interest expense, net	7,040	8,805	10,986
Provision (benefit) for income taxes	4,371	7,293	(11,883)
Depreciation and amortization	38,610	42,225	45,314
EBITDA (non-GAAP)	29,187	32,797	(36,279)
Impairments and other charges	37,322	—	14,727
Gain on divestitures	(3,596)	—	—
Fourchon, Louisiana hurricane-related costs	—	2,596	—
Facility exit costs and other	2,452	2,399	(201)
Severance costs	736	1,898	4,773
Inventory write-downs	—	—	10,345
Gain on legal settlement	—	(1,000)	—
Loss on extinguishment of debt	—	1,000	(419)
Gain on insurance recovery	—	(849)	—
Adjusted EBITDA (non-GAAP)	66,101	38,841	(7,054)
Other adjustments for the Annual Cash Incentive Plan	614	511	(2,611)
Consolidated EBITDA, as adjusted by the Compensation Committee (non-GAAP)	$66,715	$39,352	$(9,665)
Financial Performance Measures
As described in greater detail under “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a performance-based pay philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders.
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.
Description of Certain Relationships between Information Presented in the Pay Versus Performance Table
As described in greater detail under “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a performance-based pay philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Earnings before Interest, Taxes, Depreciation and Amortization (EBITDA)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Return on Net Capital Employed (RONCE)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Income After Capital Charge (IACC)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Lanigan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,045,909
PEO Actually Paid Compensation Amount	$ 3,448,269
PEO Name	Mr. Lanigan
Howes [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,545,166	$ 3,830,170	$ 3,174,385
PEO Actually Paid Compensation Amount	$ 2,504,293	$ 4,308,180	$ 1,525,399
PEO Name	Mr. Howes	Mr. Howes	Mr. Howes
PEO [Member] | Lanigan [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,339,671)
PEO [Member] | Lanigan [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,742,031
PEO [Member] | Lanigan [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,352,709
PEO [Member] | Lanigan [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	212,015
PEO [Member] | Lanigan [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	177,307
PEO [Member] | Howes [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	$ (1,470,358)	$ (855,800)
PEO [Member] | Howes [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	959,127	1,948,368	(793,186)
PEO [Member] | Howes [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	1,317,943	797,639
PEO [Member] | Howes [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	529,172	351,275	(881,423)
PEO [Member] | Howes [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	429,955	279,150	(709,402)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(435,498)	(475,810)	(245,367)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	726,005	662,817	(497,522)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	439,736	451,361	228,691
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	158,002	134,845	(383,671)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 128,267	$ 76,611	$ (342,542)